SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)                      SEPTEMBER 30, 1995


                                                                  Market
Face Amount    Security                                            Value

               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 129.00%

               FEDERAL HOME LOAN MORTGAGE CORP. - 48.93% *

               FHLMC GOLD:
$24,320,192    7.50%, due 6/1/24 to 7/15/24 ..............   $24,509,452
 42,000,000    7.50%, due (a) ............................    42,249,375
 48,999,837    8.00%, due 9/1/24 to 5/1/25 ...............    50,134,719
  1,769,267    8.50% Balloon, due 3/1/96 to 11/1/96 ......     1,771,127

               FHLMC FLOATING-RATE REMIC (b):
  7,172,642    6.64%, due 3/15/24.........................     7,185,777

               TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
                    (Cost $123,966,111)...................   125,850,450

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.44% *

               FNMA:
 31,874,325    7.50%, due 8/01/25 to 9/1/25 ..............    32,092,305

               FNMA ARM:
    421,795    6.89%, due 12/1/15 ........................       427,979
    551,258    7.50%, due 1/1/18 .........................       562,046
    684,716    7.68%, due 8/25/22 ........................       698,005
    219,863    7.78%, due 12/1/26 ........................       225,938

               FNMA INTEREST ONLY **:
  2,173,077    9.00%, due 7/25/21 ........................       567,448

               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                    (Cost $34,200,562) ...................    34,573,721

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 66.51% *

               GNMA:
 28,157,240    7.00%, due 11/15/22 to 3/15/24 ............    27,852,408
  1,870,067    9.50%, due 7/15/09 to 4/15/25 .............     2,004,980

               GNMA ARM:
 35,970,003    5.50%, due (a) ............................    35,582,201
 40,026,843    6.00%, due 7/20/25 to 9/20/25 .............    40,126,911
  7,612,873    6.50%, due 8/20/25 ........................     7,716,361
 56,656,692    7.00%, due 4/20/25 to 5/20/25..............    57,807,530

               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                     (Cost $169,552,411) .................   171,090,391

               UNITED STATES TREASURY BILLS - 0.12%

               UNITED STATES TREASURY BILL ***
    300,000    5.24%, due 12/28/95 .......................       296,208

               TOTAL UNITED STATES TREASURY BILLS
                     (Cost $296,154) .....................       296,208

               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                     (Cost $328,015,238) .................   331,810,770


               INTEREST RATE SWAP CONTRACTS - 0.05%

$20,000,000    Contract dated 6/22/93 with Prudential Global Funding,
               Expires 6/22/98 ...........................       256,084
 20,000,000    Contract dated 8/31/93 with Salomon Swapco,
               Expires 8/31/00 ...........................       758,367
 20,000,000    Contract dated 12/2/93 with Morgan Guaranty,
               Expires 12/2/00 ...........................       442,319
 40,000,000    Contract dated 5/15/95 with Salomon Swapco,
               Expires 5/15/05 ...........................    (1,328,878)

               TOTAL INTEREST RATE SWAP CONTRACTS ........       127,892

               THREE MONTH LIBOR INTEREST RATE CAP CONTRACTS - 0.96%

$40,000,000    Contract with Salomon SwapCo, expires 11/1/96,
               Strike rate 5.00% .........................      $360,000
 40,000,000    Contract with Salomon SwapCo, expires 11/15/97,
               Strike rate 5.00% .........................       787,120
 40,000,000    Contract with Morgan Guaranty, expires 10/15/98,
               Strike rate 5.00% .........................     1,323,480

               TOTAL THREE-MO. LIBOR INTEREST RATE CAP CONTRACTS
                       (Cost $2,211,330) .................     2,470,600

Contracts      FUTURES OPTION CONTRACTS - 0.23%

         50    Call on UST Note futures, expires 11/95,
                        strike price $109 ................        89,063
        200    Call on UST Note futures, expires 11/95,
                        strike price $110 ................       234,375
        150    Call on UST Note futures, expires 11/95,
			strike price $111 ................       107,813
        100    Call on UST Bond futures, expires 2/96,
			strike price $118 ................       121,875
        200    Put on UST Note futures, expires 11/95,
			strike price $106 ................        15,625
         50    Put on UST Note futures, expires 11/95,
			strike price $109 ................        27,344

               TOTAL FUTURES OPTION CONTRACTS
			(Cost $610,409)...................       596,095

               TOTAL INVESTMENTS (Cost $330,836,977) .....   335,005,357

               OTHER LIABILITIES LESS CASH AND OTHER ASSETS -
                        (30.24%)..........................   (77,779,913)

               NET ASSETS - 100.00%                         $257,225,444


               * Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1995. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

               ** Represents an interest only stripped mortgage-backed security.

               *** The interest rate shown is the discount rate paid at the time of purchase by the Fund.

               (a)   To be announced

               (b)   Real Estate Mortgage Investment Conduit

               Portfolio Abbreviations:
               ARM      -   Adjustable-Rate Mortgage
               FHLMC    -   Federal Home Loan Mortgage Corporation
               FNMA     -   Federal National Mortgage Association
               GNMA     -   Government National Mortgage Association



   The accompanying notes are an integral part of these financial statements.





SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(Unaudited)


   ASSETS:
      Investments at market value (identified cost $330,836,977)
                  (Note 1).................................     $335,005,357
      Cash ................................................          503,898
      Receivables:
         Interest..........................................        1,902,859
         Securities sold...................................          794,548
      Prepaid expenses.....................................           30,471
      Deferred organization expenses.......................           15,152
              TOTAL ASSETS.................................      338,252,285

   LIABILITIES:
      Variation margin on futures contracts (Note 1).......          329,838
      Reverse repurchase agreement (Note 1)................        2,850,000
      Payables:
         Securities purchased..............................       77,647,344
         Swap interest payable.............................           47,272
         Due to adviser and accrued expenses (Note 3)......          152,387
           TOTAL LIABILITIES...............................       81,026,841

   NET ASSETS:
      (Applicable to outstanding shares of 26,208,289
         unlimited number of shares of beneficial
         interest authorized; no stated par)...............     $257,225,444
      Net asset value, offering price and redemption
         price per share ($257,225,444 / 26,208,289).......            $9.81

   SOURCE OF NET ASSETS:
      Paid in capital......................................     $263,064,163
      Undistributed net investment income..................           21,227
      Accumulated net realized loss on investments.........       (7,437,659)
      Net unrealized appreciation of investments, interest
      rate swap and futures contracts......................        1,577,713
           NET ASSETS......................................     $257,225,444



   The accompanying notes are an integral part of these financial statements.





SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
(Unaudited)


   INVESTMENT INCOME:
      Interest and discount earned, net of premium amortization
      and interest expense (Note 1) ........................    $9,370,554

   EXPENSES:
      Advisory fees (Note 2)................................       889,432
      Accounting and pricing services fees..................        31,089
      Custodian fees........................................        34,698
      Audit fees............................................        28,534
      Legal fees............................................        27,336
      Tax preparation fees..................................        27,335
      Amortization of organization expenses (Note 1)........         4,025
      Transfer agent fees...................................        14,845
      Registration fees.....................................        10,415
      Trustees fees and expenses............................        32,696
      Insurance.............................................        14,333
      Other.................................................        23,609

          TOTAL EXPENSES BEFORE REIMBURSEMENT...............     1,138,347

          Expenses reimbursed by Adviser (Note 3)...........      (147,265)

          NET EXPENSES......................................       991,082

          NET INVESTMENT INCOME ............................     8,379,472

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments......................     3,516,508
      Change in unrealized appreciation of investments......    (5,696,847)
      Net realized and unrealized loss on investments.......    (2,180,339)
      Net increase in net assets resulting from operations..    $6,199,133



  The accompanying notes are an integral part of these financial statements.






SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
(Unaudited)


                                          Six Months Ended      Year Ended
                                         September 30, 1995   March 31, 1995
                                            (Unaudited)         (Audited)
 OPERATIONS:
    Net investment income...............       $8,347,418      $13,504,268
    Net realized gain on investments....        3,516,508       (1,414,168)
    Change in unrealized appreciation of
           investments..................       (5,696,847)       1,365,349
    Net increase in net assets resulting
           from operations..............        6,167,079       13,455,449

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment
      income............................       (8,326,191)     (13,504,268)
    Dividends in excess of net
      investment income.................                0              (90)
    Total distributions.................       (8,326,191)     (13,504,358)

 CAPITAL SHARE TRANSACTIONS:
    Shares sold.........................       67,763,475       94,549,923
    Shares issued on reinvestment of
      distributions.....................        2,092,025        4,346,125
    Shares redeemed.....................      (28,902,609)     (98,582,965)
    Increase in net assets resulting
      from capital share transactions (a)      40,952,891          313,083

        TOTAL INCREASE IN NET ASSETS....       38,793,779          264,174

 NET ASSETS:
    Beginning of period ................      218,431,665      218,167,491
    End of period.......................     $257,225,444     $218,431,665

 (a)  Transactions in capital shares were as follows:
         Shares sold....................        6,887,803        9,582,171
         Shares issued on reinvestment
           of distributions.............          213,259          441,809
         Shares redeemed................       (2,943,512)     (10,018,137)
         Net increase...................        4,157,550            5,843
         Beginning balance .............       22,050,739       22,044,896
         Ending balance.................       26,208,289       22,050,739



  The accompanying notes are an integral part of these financial statements.






SMITH BREEDEN SHORT DURATION US GOVERNMENT SERIES
STATEMENT OF CASH FLOWS
(Unaudited)


                                                          Six Months Ended
                                                        September 30, 1995
  Cash flows from operating activities:
     Net increase in net assets resulting from
         operations..............................             $6,167,079
     Net realized and unrealized loss on investments
         and futures contracts...................              2,180,339
       Net investment income.....................              8,347,418

  Adjustments to reconcile net investment income
     to net cash used in  operating activities:
     Increase in interest receivable.............               (757,520)
     Interest rate cap and interest-only strip
         amortization............................                246,879
     Decrease in other assets....................                 30,403
     Increase in other liabilities...............                 23,154
       Net cash provided by operating activities.              7,890,334

  Cash flows from investing activities:
     Proceeds from futures variations............               (466,635)
     Proceeds from sales of long-term investments            341,739,496
     Proceeds from sales of short-term investments             1,626,250
     Proceeds from maturities of short-term
         investments.............................            254,514,926
     Proceeds from paydowns of long-term
         investments.............................              7,483,923
     Purchases of long-term investments..........           (494,719,425)
     Purchases of short-term investments.........           (150,204,220)
       Net cash used in investing activities.....            (40,025,685)

  Cash flows from financing activities:
     Increase in collateralized borrowings.......              2,850,000
     Purchase of shares tendered.................             35,950,517
     Dividends from net investment income........             (6,234,165)
         Net cash provided by financing activities            32,566,352
         Net increase in cash....................                431,001

  Cash at beginning of period....................                 72,897
  Cash at end of period..........................               $503,898

  Noncash financing activities:
     Market value of shares issued to stockholders
       through reinvestment of dividends.........             $2,092,025





The accompanying notes are an integral part of these financial statements.






SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS

The following average per share data, ratios and supplemental in in the financial statements.


                        Six Months    Year Ended  Year Ended For the Period
                           Ended       March 31,  March 31,  March 31, 1992(2)
                   September 30,1995(1)  1995       1994     to March 31, 1993

  Net Asset Value,
     Beginning of Period.. $9.90        $9.90	   $10.00     	$10.00

    Income From Investment
       Operations
      Net investment income.0.352        0.628	     0.432	  0.552
      Net realized and
       unrealized gain
	(loss) on
        investments....... (0.111)         -	    (0.070)	  0.002
          Total from
           investment
           operations.....  0.241        0.628	     0.362	  0.554

      Less Distributions
      Dividends from net
       investment income.. (0.332)      (0.628)	     (0.462)	 (0.554)
          Total
           distributions.. (0.332)      (0.628)	     (0.462)	 (0.554)

  Net Asset Value,
     End of Period........ $9.81        $9.90	     $9.90      $10.00

  Total Return ...........  5.03%        6.58%	      3.67%       5.67%

  Ratios/Supplemental Data
      Net assets,
       end of period......$257,225,444 $218,431,665 $218,167,491 $48,531,206
      Ratio of expenses to
       average net assets
        (3)...............  0.78%        0.78%	      0.78%	  0.78%
      Ratio of net investment
        income to average
        net assets (4)....  6.88%        6.33%	      4.17%	  4.53%
      Portfolio turnover
        rate..............   110%          47%	       112%	     3%
    ______________________
    (1)  Unaudited

    (2)  Commencement of operations.

    (3) The annualized operating expense ratios prior to reimbursement of expenses by the Adviser were 0.92%, 1.00% and 2.58% for the Short Duration U.S. Government Series for the years ended March 31, 1995, March 31, 1994, and period ended March 31, 1993, respectively, and 0.90% annualized for the six months ended September 30, 1995. Expense ratios include both the direct expenses of the Short Duration U.S. Government Series, and the indirect expenses incurred through the Series' investment in the Short Duration U.S. Government Fund (Note 5).

    (4) The annualized net investment income ratios prior to reimbursement of both direct and indirect expenses by the Adviser were 6.18%, 3.95%, and 2.73% for the Short Duration U.S. Government Series for years ended March 31, 1995, March 31, 1994, and period ended
         March 31, 1993, respectively, and 6.76% annualized for the six months ended September 30, 1995.

    *    Annualized

 The accompanying notes are an integral part of these financial statements.





NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES
Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: Smith Breeden Short Duration U.S. Government Series (the "Short Series" or "Series") and Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Duration Series"). The following is a summary of significant accounting policies consistently followed by the Short Series.

A. Security Valuation: Securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with the procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The custodian maintains control or custody of securities collateralizing repurchase agreements until maturity of the repurchase agreements. The value of the collateral will be monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets concurrently with an agreement to repurchase the same assets at a later date at a fixed price. Assets will be maintained in a segregated account with the custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver whether to enforce the obligation to repurchase the securities. Reverse repurchase agreement interest expense for the six months ended September 30, 1995 was $32,055.

D. Dollar Roll Agreements: A dollar roll is an agreement to sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. Compensation under the dollar roll agreement is represented by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

E. Distributions and Taxes: The Short Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter
M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carry forward. As of March 31, 1995, the Series had a net capital loss carry forward of $981,362 with $589 expiring on March 31, 2001 and $75,461 expiring on March 31, 2002 and $905,312 expiring on March 31, 2003.

F.   Determination of Gains or Losses on Sales of Securities:
Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G. Deferred Organization Expenses: Deferred organization expenses are being amortized on a straight-line basis over five periods.

H. Securities Transactions and Investment Income: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.   FINANCIAL INSTRUMENTS

Derivative Financial Instruments Held or Issued for Purposes other than Trading: Interest rate futures, swaps, caps and options contracts are used for risk management purposes in order to reduce fluctuations in net asset value relative to the targeted option-adjusted duration.

A. Futures Contracts: Upon entering into a futures contract, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value is required to be deposited in a segregated account. Subsequent payments (variation margin) are made or received each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. A realized gain or loss is recognized when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following were open futures contracts as of the close of business on September 30, 1995:

             Principal             Expiration     Unrealized
Type         Amount      Position  Month          Loss

5 Year
Treasury
Note      $  2,200,000   Short    December, 1995 $ (19,693)

3 Month
Treasury
Bill      $ 70,000,000   Long     December, 1995   (14,315)

3 month
Eurodollar
CD        $ 172,000,000  Long     December, 1995   (57,224)


3 month
Eurodollar
CD        $ 118,000,000  Short    March, 1996     (128,531)

3 month
Eurodollar
CD        $ 202,000,000  Short    March, 1997      (91,384)

3 month
Eurodollar
CD        $ 166,000,000  Short    March, 1998     (273,097)

3 month
Eurodollar
CD        $ 164,000,000  Short    March, 1999     (194,888)

3 month
Eurodollar
CD        $ 162,000,000  Short    March, 2000     (498,531)

3 month
Eurodollar
CD        $ 168,000,000  Short    March, 2001     (506,424)

3 month
Eurodollar
CD        $ 172,000,000  Short    March, 2002     (347,860)

3 month
Eurodollar
CD        $ 160,000,000  Short    March, 2003     (458,720)

                                               $(2,590,667)



Futures transactions involve costs and may result in losses. The effective use of futures strategies depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of instruments pledged to cover margin requirements for the open positions at September 30, 1995 was $296,208.

B. Interest Rate Swap Contracts: Interest rate swaps involve the exchange by one party with another party of their respective
commitments to pay or receive interest.   As of September 30,
1995, the Short Series has open three interest rate swap contracts. In each of the contracts, the Short Series has agreed to pay a fixed rate and receive a floating rate. The floating rate on the three contracts resets quarterly and is the three month London Interbank Offered Rate ("LIBOR"). Interest rate swap contracts will not be entered into unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Corporation or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such transaction. If there is a default by the other party to the swap transaction, the Short Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Short Series will succeed in pursuing contractual remedies. The Short Series thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts.

The Short Series' interest receivable on the interest rate swap contracts was $16,029. Interest payable on the interest rate swap contracts was $47,272. No collateral is required to be maintained on these contracts.

C. Interest Rate Cap Contracts: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Short Series' interest receivable on the interest rate cap contracts at September 30, 1995 was $173,611.

3.    TRANSACTIONS WITH AFFILIATES
Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Series with investment management services. As compensation for these services, the Short Series pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Series average daily net asset value.

The Adviser has voluntarily agreed to reimburse normal business expenses of the Short Series through March 31, 1996 so that total direct and indirect operating expenses would not exceed 0.78% of its average net assets. This voluntary agreement may be terminated at any time by the Adviser in its sole discretion.
The Adviser has also agreed to reduce its fees payable (to the extent of such fees) by the amount the Series' direct and indirect expenses would, absent the fee reduction, exceed the applicable expenses limitations imposed by state securities administrators. For the period ended September 30, 1995, the Adviser received fees of $889,432 and reimbursed the Short Series $147,265.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser is permitted to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of the advisory fee paid to it by the Series to dealers and other persons at the annual rate of up to 0.25% of the Series' average net assets subject to the authority the Trustees of the Series to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

4.    INVESTMENT TRANSACTIONS
During the period ended September 30, 1995, purchases and proceeds from sales of securities, other than short-term investments, aggregated $422,089,100 and $325,161,794 respectively for the Series.

The cost of securities assigned by the Series for federal income tax purposes at September 30, 1995, is $330,836,977. Net unrealized appreciation consists of:

 Gross unrealized appreciation.     $ 5,948,620
 Gross unrealized depreciation.      (4,370,907)
 Net unrealized appreciation. .     $ 1,577,713


5.    LIQUIDATION OF THE SHORT FUND
From its inception until March 31, 1995, the Short Series sought to achieve its investment objective by investing all of its assets in Smith Breeden Short Duration U.S. Government
Fund (the "Short Fund"), an open-end, diversified management investment company having the same investment objective as the Series. However, at the close of business on March 31, 1995, pursuant to a plan of liquidation adopted March 1, 1995 by the Board of Trustees of the Short Fund, and approved by the Board of Trustees of the Short Series, the Short Series redeemed in-kind its shares of the Short Fund. The assets of the Short Fund were transferred in proportion to the Short Series' ownership of the Short Fund in cancellation of its shares.















SMITH BREEDEN INTERMEDIATE DURATION
U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)                    SEPTEMBER 30, 1995

                                                                   Market
Face Amount                   Security                              Value

           U.S. GOVERNMENT & AGENCY OBLIGATIONS - 123.79%

           FEDERAL HOME LOAN MORTGAGE CORP. - 18.63% *

           FHLMC GOLD:
$6,690,474 8.00%, due 8/1/09 to 5/1/25 ....................... $6,849,685

           TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
             (Cost $6,714,216) ...............................  6,849,685

           FEDERAL NATIONAL MORTGAGE ASSOC. - 51.24% *

           FNMA ARM:
 1,600,000 6.002%, due 9/1/25 ................................  1,633,124
   171,179 7.677%, due 8/25/22 ...............................    174,501

           FNMA:
 3,577,725 7.00%, due 8/1/23 to 6/1/24 .......................  3,531,817
 9,972,228 7.50%, due 8/1/25 ................................. 10,040,426
 1,432,001 8.50%, due 9/1/24 to 2/1/25 .......................  1,482,234
 1,846,794 9.50%, due 7/1/16 to 5/1/22 .......................  1,969,617

           TOTAL FEDERAL NATIONAL MORTGAGE ASSOC.
             (Cost $18,410,117) .............................. 18,831,719


           GOVERNMENT NATIONAL MORTGAGE ASSOC. - 53.71% *

           GNMA ARM:
10,358,666 6.00%, due 7/20/25 to 9/20/25 ..................... 10,384,563

           GNMA:
 7,557,965 7.00%, due 12/15/23 to 3/15/24 ....................  7,476,142
 1,820,540 8.00%, due 12/15/06 ...............................  1,879,661

           TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOC.
             (Cost $19,292,776) .............................. 19,740,366


           UNITED STATES TREASURY BILLS - 0.21% **

    80,000 5.24% due 12/28/95 ................................     78,989

           TOTAL UNITED STATES TREASURY BILLS (Cost $78,974) .     78,989


           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $44,496,083).............................. 45,500,759


           TOTAL INVESTMENTS (Cost $44,496,083) - 123.79% .... 45,500,759


           CASH AND OTHER ASSETS LESS LIABILITIES - (23.79%) . (8,745,401)

           NET ASSETS - 100.00% ..............................$36,755,358



* Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying securities instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in
     effect at September 30, 1995.   ARMs have coupon rates which adjust
     periodically. The adjusted rate is determined by adding a spread to a specified index.

** The interest rate shown is the discount rate paid at the time of purchase by the Fund

Portfolio Abbreviations:
ARM     -   Adjustable-Rate Mortgage
FHLMC   -   Federal Home Loan Mortgage Corporation
FNMA    -   Federal National Mortgage Association
GNMA    -   Government National Mortgage Association

 The accompanying notes are an integral part of these financial statements.




SMITH BREEDEN INTERMEDIATE DURATION
U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(Unaudited)



ASSETS:
   Investments at market value
       (identified cost $44,496,083)(Note 1)..............   $45,500,759
   Cash and cash equivalents..............................       181,553
   Interest receivable....................................       265,433
   Securities sold receivable.............................        13,957
   Prepaid expenses.......................................         8,055
   Deferred organization expenses (Note 1)................        15,646
        TOTAL ASSETS......................................    45,985,403

LIABILITIES:
   Variation margin on futures contracts..................        26,234
   Reverse repurchase agreement (Note 1)..................     9,020,000
   Accrued expenses.......................................        40,046
   Distributions payable..................................       143,765
        TOTAL LIABILITIES.................................     9,230,045

NET ASSETS:
   (Applicable to outstanding shares of 3,604,244;
      unlimited number of shares of beneficial
      interest authorized; no stated par).................   $36,755,358

   Net asset value, offering price and redemption
      price per share ($36,755,358 / 3,604,244)...........   $     10.20

SOURCE OF NET ASSETS:
   Paid in capital........................................   $35,922,352
   Overdistributed net investment income..................      (109,925)
   Accumulated net realized gain on investments...........       194,956
   Net unrealized appreciation of investments and futures        747,975
        NET ASSETS........................................   $36,755,358


The accompanying notes are an integral part of these financial statements.





SMITH BREEDEN INTERMEDIATE DURATION
U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
(Unaudited)



INVESTMENT INCOME:
   Interest and discount earned, net of premium
   amortization and interest expense (Note 1) ................ $1,344,703

EXPENSES:
   Advisory fees (Note 3) ....................................    126,371
   Accounting and pricing services fees ......................     16,123
   Custodian fees ............................................      9,663
   Audit & tax preparation fees ..............................      1,043
   Legal fees ................................................      3,737
   Amortization of organization expenses (Note 1) ............      3,941
   Transfer agent fees .......................................     12,116
   Registration fees .........................................      8,335
   Trustees fees .............................................      4,540
   Insurance .................................................      1,578
   Other .....................................................      5,644

       TOTAL EXPENSES BEFORE REIMBURSEMENT ...................    193,091

       Expenses reimbursed by Adviser (Note 3) ...............    (30,625)

       NET EXPENSES ..........................................    162,466

       NET INVESTMENT INCOME .................................  1,182,237

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ..........................  1,026,144
   Change in unrealized appreciation of
   investments and futures contracts..........................    260,090
   Net realized and unrealized gain on investments ...........  1,286,234
   Net increase in net assets resulting from operations ...... $2,468,471


 The accompanying notes are an integral part of these financial statements.





SMITH BREEDEN INTERMEDIATE DURATION
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
(Unaudited)

                                             Six Months Ended    Year Ended
                                            September 30, 1995 March 31, 1995
OPERATIONS:                                    (Unaudited)        (Audited)
   Net investment income....................    $1,182,237      $1,346,839
   Net realized gain (loss) on investments..     1,026,144        (248,302)
   Change in unrealized appreciation of
     investments and futures contracts......       260,090         778,903
   Net increase in net assets
     resulting from operations..............     2,468,471       1,877,440

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income.....    (1,182,237)     (1,346,839)
   Dividends in excess of net
     investment income.... .................          -           (140,634)
   Distributions from net realized
     capital gains..........................          -               -
   Distributions in excess of net
     realized capital gains.................          -            (28,444)
   Total distributions......................    (1,182,237)     (1,515,917)

CAPITAL SHARE TRANSACTIONS:
   Shares sold..............................       593,206      31,506,439
   Shares issued on reinvestment of
     distributions..........................       295,420         669,611
   Shares redeemed..........................      (216,998)     (4,519,742)
   Increase in net assets resulting
     from capital share transactions (a)....       671,628      27,656,308
       TOTAL INCREASE IN NET ASSETS.........     1,957,862      28,017,831

NET ASSETS:
   Beginning of period .....................    34,797,496       6,779,665
   End of period............................   $36,755,358      34,797,496

(a)  Transactions in capital shares were
     as follows:
        Shares sold.........................        58,266       3,257,497
        Shares issued on reinvestment
          of distributions..................        29,193          68,948
        Shares redeemed.....................       (21,498)       (465,316)
        Net increase........................        65,961       2,861,129
        Beginning balance ..................     3,538,283         677,154
        Ending balance......................     3,604,244       3,538,283



 The accompanying notes are an integral part of these financial statements.





SMITH BREEDEN INTERMEDIATE DURATION US GOVERNMENT SERIES
STATEMENT OF CASH FLOWS
(Unaudited)

                                                           Six Months Ended
                                                          September 30, 1995

Cash flows from operating activities:
   Net increase in net assets resulting from operations......   $2,468,471
   Net realized and unrealized gain on investments and
      futures contracts......................................   (1,286,234)
     Net investment income...................................    1,182,237

Adjustments to reconcile net investment income
   to net cash used in operating activities:
   Increase in interest receivable...........................      (66,810)
   Decrease in other assets..................................       24,967
   Decrease in other liabilities.............................       (1,775)
     Net cash provided by operating activities...............    1,138,619

Cash flows from investing activities:
   Proceeds from futures variations..........................      104,883
   Proceeds from sales of long-term investments..............   42,567,386
   Proceeds from maturities of short-term investments........   77,967,910
   Proceeds from paydowns of long-term investments...........    1,454,894
   Purchases of long-term investments........................  (56,761,152)
   Purchases of short-term investments.......................  (77,993,848)
     Net cash used in investing activities...................  (12,659,927)

Cash flows from financing activities:
   Increase in collateralized borrowings.....................    9,020,000
   Purchase of shares tendered...............................      376,208
   Dividends from net investment income .....................     (890,858)
       Net cash provided by financing activities.............    8,505,350
       Net decrease in cash..................................   (3,015,958)

Cash at beginning of period..................................    3,197,511
Cash at end of period........................................     $181,553

Noncash financing activities:
   Market value of shares issued to stockholders
     through reinvestment of dividends.......................     $295,420





 The accompanying notes are an integral part of these financial statements.






SMITH BREEDEN INTERMEDIATE DURATION
U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS


The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

                         Six Months	  Year Ended  Year Ended Period Ended
                            Ended 	    March 31,	March 31,   March 31,
                      September 30,1995(1)   1995	 1994	     1993 **

Net Asset Value,
    Beginning of Period......  $9.83	    $10.01	$10.62	     $10.00

  Income From Investment
    Operations
  Net investment income......   0.332	      0.664	  1.050	       0.826
  Net gain (loss) on
    securities (both
    realized and unrealized).   0.370	     (0.049) 	 (0.601)       0.621
      Total from investment
       operations............   0.702	      0.615	  0.449	       1.447

  Less Distributions
  Dividends from net
    investment income........  (0.332)	     (0.664)	 (1.044)      (0.826)
  Dividends in excess of
    net investment income....     -	     (0.108)	    -		 -
  Distributions from net
    realized gains on
    investments..............     -	       -	 (0.015)	 -
  Distributions in excess of
    net realized gains on
    investments..............     -	     (0.022)	    -		 -
      Total distributions....  (0.332)	     (0.794)	 (1.059)      (0.826)

Net Asset Value,
    End of Period............ $10.20	     $9.83	$10.01	     $10.62

  Total Return...............  14.95%	      6.10%	  4.11%	      14.93%

Ratios/Supplemental Data
  Net assets, end of period..$36,755,358   $34,797,496 $6,779,666  $2,923,913
  Ratio of expenses to
    average net assets (2)...   0.90%	      0.90%	  0.90%	       0.82%
  Ratio of net investment
    income to average
    net assets (3)...........   6.67%	      6.20%	  7.74%	       8.18%
  Portfolio turnover rate....     98%	       557%	    84%		 42%
    ______________________

(1) Unaudited

(2) The annualized ratio of expenses to average net assets prior to reimbursement of expenses by the Adviser was 2.33%, 2.34%, and 17.52% for the years ended March 31, 1995 and March 31, 1994, and for the period ended March 31, 1993, respectively, and 1.07% annualized for the six months ending September 30, 1995. Expense ratios include both the direct expenses of the Intermediate Duration U.S. Government Series, and the indirect expenses incurred through the Series' investment in the Institutional Intermediate Duration U.S. Government Fund (Note 5).

(3) The annualized ratio of net investment income to average net assets prior to reimbursement of both direct and indirect expenses by the Adviser was 4.77%, 6.30% and (8.52)% for the years ended March 31, 1995 and March 31, 1994, and for the period ended March 31, 1993, respectively, and 6.50% annualized for the six months ending September 30, 1995.

*   Annualized
**  The Intermediate Duration U.S. Government Series comme


 The accompanying notes are an integral part of these financial statements.





NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES
Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: Smith Breeden Short Duration U.S. Government Series and the Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Series" or "Series"). The following is a summary of significant accounting policies consistently followed by the Intermediate Series.

A. Security Valuation: Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Distributions and Taxes: The Intermediate Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carry forward. As of March 31, 1995, the Series had a capital loss carry forward of $659,858 of which $484,264 expires March 31, 2002, and $175,594 expires March 31, 2003.

C. Repurchase Agreements: The Intermediate Series may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Series' Board of Trustees. In a repurchase agreement, the Series acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Intermediate Series' custodian maintains control or custody of these securities collateralizing the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Series' right to the collateral may be subject to legal proceedings.

D. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale by the Intermediate Series of portfolio assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. The Series will maintain a segregated account with its custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreement interest expense for the six months ended September 30, 1995 was $44,967.

E. Dollar Roll Agreements: The Intermediate Series may enter into dollar rolls in which the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on these securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

F. Determination Of Gains Or Losses On Sales Of Securities: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G. Deferred Organizational Expenses: Deferred organizational expenses are being amortized on a straight-line basis over five periods.

H. Securities Transactions and Investment Income: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.  FINANCIAL INSTRUMENTS

A. Derivative Financial Instruments Held or Issued for Purposes other than Trading: The Intermediate Series uses interest rate futures contracts for risk management purposes in order to reduce fluctuation of the Series' net asset value relative to its targeted option-adjusted duration. Upon entering into a futures contract, the Series is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Series each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Intermediate Series had the following open futures contracts as of September 30, 1995:

          Principal                  Expiration     Unrealized
Type      Amount         Position    Month          Gain/(Loss)



10 Year
Treasury
Note      $3,700,000     Short      December, 1995   $ (57,792)

5 Year
Treasury
Note      $900,000       Long       December, 1995       8,397

3 month
Eurodollar
CD        $22,000,000    Short      March, 1998        (99,007)

3 month
Eurodollar
CD        $6,000,000     Short      March, 1999        (29,427)

3 month
Eurodollar
CD        $16,000,000    Short      March, 2000        (78,872)


                                                  $ (256,701)

Futures transactions involve costs and may result in losses. The effective use of futures strategies depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1995 was $78,989.



3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Series with investment management services. As compensation for these services, the Intermediate Series pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Series' average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit other expenses of the Intermediate Series (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.90% of the Series' average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion. The Adviser has agreed to reduce the fees payable (to the extent of such fees) by the amount the Series' expenses would, absent the fee reduction, exceed the applicable expense limitations imposed by state securities administrators. For the period ended September 30, 1995, the Adviser received fees of $126,371 and reimbursed the Series $30,625.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Intermediate Series adopted a distribution plan (the "Plan") pursuant to which the Adviser is permitted to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of its advisory fee, to dealers and other persons at the annual rate of up to 0.25% of the Intermediate Series' average net assets subject to the authority of the Trustees of the Series to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Series are also officers and directors of the Adviser.

4.  INVESTMENT TRANSACTIONS
During the period ended September 30, 1995, purchases and proceeds from sales of securities, other than short-term investments, aggregated $42,970,839 and $39,423,134, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Intermediate Series. The cost of securities for federal income tax purposes is $44,496,083. Net unrealized appreciation of investments and futures contracts consists of:

      Gross unrealized appreciation ......      $1,037,120
      Gross unrealized depreciation ......        (289,145)
      Net unrealized appreciation ........        $747,975

5.  LIQUIDATION OF THE INSTITUTIONAL INTERMEDIATE FUND
From its inception until August 1, 1994, the Intermediate Series sought to achieve its investment obective by investing all of its assets in Smith Breeden Institutional Intermediate Duration U.S. Government Fund (the "Institutional Fund"), an open-end, diversified management investment company having the same investment objective as the Series. However, at the close of business on August 1, 1994, pursuant to a plan of liquidation adopted by the Trustees of the Institutional Fund, and approved by the Trustees of the Intermediate Series, the Intermediate Series redeemed in-kind its shares of the Institutional Fund. The assets of the Institutional Fund were transferred in proportion to the Intermediate Series' ownership of the Institutional Fund in cancellation of its shares.